UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  028-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

 /s/   David Elliott     Rockville, MD/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $440,414 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     5238   128548 SH       SOLE                        0        0   128548
ISHARES TR                     S&P 500 INDEX    464287200   137779  1003234 SH       SOLE                        0        0  1003234
ISHARES TR                     MSCI EMERG MKT   464287234     8891   227074 SH       SOLE                        0        0   227074
ISHARES TR                     IBOXX INV CPBD   464287242     2333    19837 SH       SOLE                        0        0    19837
ISHARES TR                     S&P MIDCAP 400   464287507      331     3514 SH       SOLE                        0        0     3514
ISHARES TR                     RUSSELL1000GRW   464287614      787    12439 SH       SOLE                        0        0    12439
ISHARES TR                     RUSL 2000 VALU   464287630      543     7708 SH       SOLE                        0        0     7708
ISHARES TR                     RUSSELL 2000     464287655     7092    89139 SH       SOLE                        0        0    89139
ISHARES TR                     MSCI GRW IDX     464288885    27689   554178 SH       SOLE                        0        0   554178
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     1197    26729 SH       SOLE                        0        0    26729
SPDR GOLD TRUST                GOLD SHS         78463V107   205450  1323194 SH       SOLE                        0        0  1323194
VANGUARD INDEX FDS             REIT ETF         922908553    11974   183000 SH       SOLE                        0        0   183000
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      427     6127 SH       SOLE                        0        0     6127
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      845    20627 SH       SOLE                        0        0    20627
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    26086   652927 SH       SOLE                        0        0   652927
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     3752   118518 SH       SOLE                        0        0   118518